Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

12. INCOME TAXES

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Income before income taxes and equity in net income of affiliated companies:
Domestic	¥80,032	¥63,429	¥54,306
Foreign	40,431	37,509	36,994

Total	¥120,463	¥100,938	¥91,300

Income taxes:
Current—
Domestic	¥26,015	¥23,932	¥12,312
Foreign	13,946	11,662	14,825

	39,961	35,594	27,137

Deferred—
Domestic	3,067	1,278	6,142
Foreign	(2,288)	(324)	(2,595)

	779	954	3,547

Total	¥40,740	¥36,548	¥30,684

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2013	2012	2011
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.0%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	0.6	(0.5)	(0.6)
Permanently nondeductible expenses	0.2	0.3	0.3
Nontaxable dividend income	(0.4)	(0.5)	(0.5)
Extra tax deduction on expenses for research and development	(2.9)	(2.4)	(2.3)
Difference in statutory tax rates of foreign subsidiaries	0.1	(0.9)	(2.0)
Other—net	(1.8)	(0.4)	(1.9)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.8%	36.2%	33.6%

Deferred tax assets and liabilities are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2013	2012
Other current assets	¥36,277	¥31,853
Other assets—Other	9,774	7,179
Other current liabilities	(132)	(293)
Other long-term liabilities	(25,847)	(7,228)

Net deferred tax assets	¥20,072	¥31,511

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2013	2012
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥755	¥1,160
Intercompany profits	10,213	8,428
Adjustment of investment securities	7,516	7,571
Write-downs of inventories and fixed assets	2,551	1,820
Accrued bonus	6,049	5,745
Retirement and pension costs	11,477	16,684
Tax loss and credit carryforwards	5,172	6,599
Other temporary differences	28,859	25,422

Gross deferred tax assets	72,592	73,429
Less: valuation allowance	(6,001)	(3,900)

Net deferred tax assets	¥66,591	¥69,529

Deferred tax liabilities:
Adjustment of investment securities	¥27,258	¥20,646
Unremitted earnings of foreign subsidiaries and affiliates	11,405	8,755
Other temporary differences	7,856	8,617

Gross deferred tax liabilities	¥46,519	¥38,018

Due to the revision of the tax law during the year ended March 31, 2012, the statutory tax rate used in the calculation of deferred tax assets and deferred tax liabilities was decreased from 40.6% to 38.0% for deferred tax assets and liabilities to be realized or settled from April 1, 2012 to March 31, 2015, and to 35.6% for those to be realized or settled after April 1, 2015. The revision resulted in a decrease of net deferred tax assets and an increase of income taxes-deferred by ¥386 million.

Deferral of income taxes relating to intercompany profits of ¥10,213 million and ¥8,428 million at March 31, 2013 and 2012 included in the above table is accounted for in accordance with ASC 810, “Consolidation.” The movement of ¥1,785 million, ¥642 million and ¥303 million for the years ended March 31, 2013, 2012, and 2011 in such deferral of income taxes are presented as “Income taxes—Deferred” in the consolidated statements of income. The total amounts of deferred tax assets recorded in accordance with ASC 740, “Income Taxes” were ¥56,378 million and ¥61,101 million at March 31, 2013 and 2012, respectively.

Provisions have been recorded for unremitted earnings of all foreign subsidiaries and affiliates since their earnings are not considered to be permanently reinvested. Substantially all of the undistributed earnings of domestic subsidiaries and affiliates would not, under present Japanese tax law, be subject to tax through tax-free distributions.

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Balance at beginning of year	¥3,900	¥986	¥1,509
Addition	2,321	753	447
Deduction	(220)	(905)	(970)
Addition from acquisition	—	3,066	—

Balance at end of year	¥6,001	¥3,900	¥986

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse and/or the tax losses and credits are carried forward, management believes it is more likely than not that the Company will realize the benefits of these deferred tax assets, net of the existing valuation allowances at March 31, 2013.

At March 31, 2013, the tax loss carryforwards which are available to offset future taxable income in the aggregate amounted to ¥17,577 million, ¥4,017 million of which will expire in the period from 2014 through 2021, while ¥13,560 million of which has no limitation.

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Balance at beginning of year	¥1,737	¥223	¥200
Gross increase for tax positions taken in prior years	462	1,639	87
Gross decrease for tax positions taken in prior years	—	—	(9)
Settlements	(2)	(118)	(8)
Lapse of statute of limitations	—	—	(19)
Other	14	(7)	(28)

Balance at end of year	¥2,211	¥1,737	¥223

The total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is not material at March 31, 2013, 2012, and 2011.

Based on the information available as of March 31, 2013, a change to the unrecognized tax benefits within the next 12 months is not expected to be material.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both interest and penalties accrued at March 31, 2013, and 2012, and interest and penalties included in income taxes for the years ended March 31, 2013, 2012, and 2011, were not material.

The Company files income tax returns in Japan, the U.S., and various foreign tax jurisdictions, and their open tax years vary across countries. At March 31, 2013, the Company is no longer subject, with limited exception, to regular income tax examinations by the tax authorities for the years on or before March 31, 2012 in Japan, and for the years on or before December 31, 2008 in the U.S. While the tax authority could conduct a transfer pricing examination for the years on and after April 1, 2007, the intercompany transactions between related parties in the U.S. and Japan for the years on or before March 31, 2015 are less likely to be subject to a tax examination since the Advance Pricing Agreement between the U.S. and Japan has been agreed.